Loans Receivable from Franchisees, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of period	$ 55,520	$ 62,602
Provision	8,101	(8,580)
Effect of translation adjustment	(1,166)	1,498
Balance at end of period	$ 62,455	$ 55,520